COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2021 (Unaudited)

		Shares	Value
COMMON STOCK	39.8%
AIRPORTS—FOREIGN	0.5%
Aena SME SA, 144A (Spain)(a),(b)		621	$95,768
Aeroports de Paris (France)(b)		526	60,367
Airports of Thailand PCL (Thailand)		22,700	44,938
Auckland International Airport Ltd. (New Zealand)(b)		10,953	58,269
Sydney Airport (Australia)(b)		8,246	35,831

			295,173

COMMUNICATIONS	1.9%
TOWERS	1.6%
American Tower Corp.		2,404	546,573
Crown Castle International Corp.		2,103	334,924
SBA Communications Corp.		468	125,738

			1,007,235

TOWERS—FOREIGN	0.3%
Cellnex Telecom SA, 144A (Spain)(a)		3,499	204,984

TOTAL COMMUNICATIONS			1,212,219

CONSUMER STAPLES	0.7%
FOOD PRODUCTS	0.5%
Darling Ingredients, Inc.(b)		5,450	337,955

FOOD PRODUCTS—FOREIGN	0.2%
Wilmar International Ltd. (China)		28,500	112,801

TOTAL CONSUMER STAPLES			450,756

CONSUMER—NON-CYCLICAL	1.4%
AGRICULTURE	1.0%
Archer-Daniels-Midland Co.		3,835	191,789
Bunge Ltd.		2,348	153,653
Corteva, Inc.		7,148	284,919

			630,361

FOOD PRODUCTS	0.2%
Tyson Foods, Inc., Class A		2,071	133,186

FOOD PRODUCTS—FOREIGN	0.2%
Associated British Foods PLC (United Kingdom)(b)		2,570	74,237
Mowi ASA (Norway)		3,574	79,299

			153,536

TOTAL CONSUMER—NON-CYCLICAL			917,083

		Shares	Value
ELECTRIC	1.7%
Alliant Energy Corp.		1,213	$59,013
CenterPoint Energy, Inc.		7,292	153,788
Evergy, Inc.		3,033	162,963
FirstEnergy Corp.		7,607	233,991
NextEra Energy, Inc.		869	70,276
NorthWestern Corp.		2,477	134,922
Portland General Electric Co.		5,017	212,169
Public Service Enterprise Group, Inc.		1,719	97,003

			1,124,125

ELECTRIC—FOREIGN	0.9%
Elia Group SA/NV (Belgium)		508	61,136
Enel S.p.A. (Italy)		9,807	97,266
Hydro One Ltd., 144A (Canada)(a)		6,091	141,135
Iberdrola SA (Spain)(b)		35	474
Iberdrola SA (Spain)		2,451	33,185
National Grid PLC (United Kingdom)		21,909	254,488

			587,684

ENERGY	5.4%
GAS—DISTRIBUTION—FOREIGN	0.6%
Enn Energy Holdings Ltd. (China)		7,600	117,210
Snam S.p.A. (Italy)		27,102	142,115
Towngas China Co., Ltd. (China)		327,000	139,658

			398,983

INTEGRATED OIL & GAS—FOREIGN	0.4%
Royal Dutch Shell PLC, Class B (Netherlands)		13,983	243,703

OIL & GAS	2.1%
Chevron Corp.		3,633	309,532
ConocoPhillips		4,266	170,768
EOG Resources, Inc.		1,440	73,383
Exxon Mobil Corp.		11,180	501,311
Occidental Petroleum Corp.		1,886	37,833
Renewable Energy Group, Inc.(b)		2,737	245,235
Valero Energy Corp.		333	18,791

			1,356,853

		Shares	Value
OIL & GAS—FOREIGN	1.6%
BP PLC (United Kingdom)		146,771	$545,394
Canadian Natural Resources Ltd. (Canada)		4,353	98,345
Lukoil PJSC, ADR (Russia)		507	35,883
Reliance Industries Ltd., 144A (India)(a)		1,151	58,196
Suncor Energy, Inc. (Canada)		4,986	83,402
TOTAL SE (France)		4,569	192,576

			1,013,796

OIL & GAS SERVICES	0.7%
Shoals Technologies Group, Inc., Class A(b)		9,737	330,376
Hess Midstream LP, Class A		6,870	143,377

			473,753

TOTAL ENERGY			3,487,088

GAS UTILITIES—MULTI-UTILITIES	0.1%
NiSource, Inc.		3,488	77,259

INDUSTRIALS	0.6%
DIVERSIFIED—FOREIGN	0.1%
ESR Cayman Ltd., 144A (China)(a),(b)		11,400	40,626

MACHINERY	0.5%
Deere & Co.		1,200	346,560

TOTAL INDUSTRIALS			387,186

MARINE PORTS—FOREIGN	0.3%
China Merchants Port Holdings Co., Ltd. (China)		32,000	44,546
Cosco Shipping Ports Ltd. (China)		124,000	87,965
Koninklijke Vopak NV (Netherlands)		1,197	60,583

			193,094

MATERIALS	4.6%
CHEMICALS	0.4%
FMC Corp.		1,569	169,907
Mosaic Co./The		4,458	115,730

			285,637

CHEMICALS—FOREIGN	0.6%
Nutrien Ltd. (Canada)		4,437	218,167
Sociedad Quimica y Minera de Chile SA, ADR (Chile)		3,133	159,595

			377,762

		Shares	Value
METALS & MINING	1.1%
Freeport-McMoRan, Inc.		5,410	$145,583
Newmont Corp.		6,847	408,081
Nucor Corp.		3,111	151,599

			705,263

METALS & MINING—FOREIGN	2.5%
Anglo American PLC (South Africa)		13,548	445,640
ArcelorMittal SA (Luxembourg)(b)		1,730	37,886
BHP Group PLC (Australia)		17,232	472,248
MMC Norilsk Nickel PJSC, ADR (Russia)		1,673	53,714
Rio Tinto Ltd. (Australia)		3,139	262,731
Sumitomo Metal Mining Co., Ltd. (Japan)		1,700	73,709
Wheaton Precious Metals Corp. (Brazil)		6,681	274,389

			1,620,317

TOTAL MATERIALS			2,988,979

PIPELINES	1.3%
Cheniere Energy, Inc.(b)		2,581	163,455
Equitrans Midstream Corp.		21,316	141,752
ONEOK, Inc.		1,959	78,027
Targa Resources Corp.		3,312	90,649
Williams Cos., Inc./The		17,211	365,390

			839,273

PIPELINES—FOREIGN	1.8%
Enbridge, Inc. (Canada)		14,689	493,481
Gibson Energy, Inc. (Canada)		7,473	113,198
Pembina Pipeline Corp. (Canada)		9,424	248,064
TC Energy Corp. (Canada)		7,198	308,522

			1,163,265

RAILWAYS	0.4%
Norfolk Southern Corp.		1,003	237,330

RAILWAYS—FOREIGN	0.0%
West Japan Railway Co. (Japan)		600	31,987

REAL ESTATE	15.8%
DATA CENTERS	0.8%
CyrusOne, Inc.		5,033	367,157
Digital Realty Trust, Inc.		1,122	161,512

			528,669

		Shares	Value
DATA CENTERS—FOREIGN	0.1%
NEXTDC Ltd. (Australia)(b)		8,904	$78,402

DIVERSIFIED—FOREIGN	3.4%
Activia Properties, Inc. (Japan)		35	139,955
British Land Co., PLC/The (United Kingdom)		17,593	107,585
Castellum AB (Sweden)		10,751	257,931
Charter Hall Group (Australia)		12,535	129,519
City Developments Ltd. (Singapore)		6,700	36,189
CK Asset Holdings Ltd. (Hong Kong)		13,500	67,359
Covivio (France)		868	71,272
Frasers Logistics & Commercial Trust (Singapore)		51,100	55,236
Hang Lung Properties Ltd. (Hong Kong)		56,000	148,815
ICADE (France)		1,891	135,988
Keppel DC REIT (Singapore)		26,673	59,606
Land Securities Group PLC (United Kingdom)		3,192	26,726
Mirvac Group (Australia)		88,174	159,114
Mitsubishi Estate Co., Ltd. (Japan)		8,500	134,470
Mitsui Fudosan Co., Ltd. (Japan)		14,100	286,197
NSI NV (Netherlands)		2,484	102,415
Stockland (Australia)		15,595	52,630
Sun Hung Kai Properties Ltd. (Hong Kong)		11,000	150,262
United Urban Investment Corp. (Japan)		60	81,631

			2,202,900

HEALTH CARE	1.5%
Healthcare Trust of America, Inc., Class A		5,545	156,646
Healthpeak Properties, Inc.		8,621	255,613
Medical Properties Trust, Inc.		7,136	150,641
Ventas, Inc.		5,133	236,477
Welltower, Inc.		3,217	194,950

			994,327

HEALTH CARE—FOREIGN	0.2%
Assura PLC (United Kingdom)		75,773	75,040
Parkway Life Real Estate Investment Trust (Singapore)		25,926	80,874

			155,914

HOTEL	0.3%
Host Hotels & Resorts, Inc.		14,475	196,136

		Shares	Value
INDUSTRIALS	1.2%
Americold Realty Trust		2,804	$97,887
Duke Realty Corp.		8,639	341,759
Prologis, Inc.		3,255	335,916

			775,562

INDUSTRIALS—FOREIGN	0.6%
Catena AB (Sweden)		1,389	64,684
GLP J-REIT (Japan)		48	77,330
Goodman Group (Australia)		2,282	30,709
LondonMetric Property PLC (United Kingdom)		25,624	79,754
Segro PLC (United Kingdom)		10,252	133,424

			385,901

NET LEASE	1.2%
Agree Realty Corp.		1,160	73,312
Broadstone Net Lease, Inc., Class A		4,029	72,643
Spirit Realty Capital, Inc.		3,231	124,587
VEREIT, Inc.		4,816	169,668
VICI Properties, Inc.		12,343	312,031

			752,241

NET LEASE—FOREIGN	0.1%
ARGAN SA (France)		374	39,966

OFFICE—FOREIGN	0.7%
Alstria Office REIT- AG (Germany)		5,642	97,225
Cofinimmo SA (Belgium)		523	78,188
Gecina SA (France)		513	72,884
Japan Prime Realty Investment Corp. (Japan)		56	197,575
Workspace Group PLC (United Kingdom)		3,213	31,499

			477,371

RESIDENTIAL	2.6%
APARTMENT	1.0%
Apartment Income REIT Corp.		2,810	108,944
Equity Residential		1,252	77,173
Essex Property Trust, Inc.		852	204,148
UDR, Inc.		6,223	239,274

			629,539

APARTMENT—FOREIGN	1.0%
Aedifica SA (Belgium)		481	58,047

		Shares	Value
Daiwa House REIT Investment Corp. (Japan)		40	$107,753
LEG Immobilien AG (Germany)		667	95,615
Vonovia SE (Germany)		5,052	337,322
Wharf Real Estate Investment Co., Ltd. (Hong Kong)		17,000	89,787

			688,524

MANUFACTURED HOME	0.3%
Sun Communities, Inc.		1,237	177,052

SINGLE FAMILY	0.3%
Invitation Homes, Inc.		6,619	195,128

TOTAL RESIDENTIAL			1,690,243

RETAIL—FOREIGN	1.1%
CapitaLand Integrated Commercial Trust (Singapore)		79,596	127,166
Japan Retail Fund Investment Corp. (Japan)		93	176,471
Klepierre SA (France)		6,216	148,980
Link REIT (Hong Kong)		24,283	210,661
SmartCentres Real Estate Investment Trust (Canada)		4,138	76,142

			739,420

SELF STORAGE	1.0%
CubeSmart		6,847	238,550
Public Storage		1,778	404,708

			643,258

SELF STORAGE—FOREIGN	0.2%
National Storage REIT (Australia)		41,668	60,577
Safestore Holdings PLC (United Kingdom)		4,818	53,346

			113,923

SHOPPING CENTERS	0.7%
COMMUNITY CENTER	0.1%
Weingarten Realty Investors		2,290	51,548

REGIONAL MALL	0.6%
Simon Property Group, Inc.		4,359	405,082

TOTAL SHOPPING CENTERS			456,630

TIMBER	0.1%
Weyerhaeuser Co.		2,332	72,735

TOTAL REAL ESTATE			10,303,598

		Shares	Value
TOLL ROADS—FOREIGN	1.2%
Atlantia S.p.A. (Italy)(b)		2,414	$38,243
Transurban Group (Australia)		19,570	197,189
Vinci SA (France)		4,905	454,831
Zhejiang Expressway Co., Ltd. (China)		86,000	69,549

			759,812

UTILITIES	1.2%
GAS UTILITIES	0.5%
Sempra Energy		2,749	340,216

WATER UTILITIES	0.3%
American Water Works Co., Inc.		551	87,620
Essential Utilities, Inc.		2,821	130,613

			218,233

WATER UTILITIES—FOREIGN	0.4%
Guangdong Investment Ltd. (China)		92,000	161,135
United Utilities Group PLC (United Kingdom)		10,094	127,233

			288,368

TOTAL UTILITIES			846,817

TOTAL COMMON STOCK (Identified cost—$22,084,170)			25,902,728

MASTER LIMITED PARTNERSHIPS	14.7%
CRUDE/REFINED PRODUCTS	5.7%
BP Midstream Partners LP		8,685	101,267
Genesis Energy LP		33,824	210,724
Holly Energy Partners LP		7,200	104,832
Magellan Midstream Partners LP		18,509	822,910
NuStar Energy LP		32,135	490,059
Phillips 66 Partners LP		13,965	350,801
Plains All American Pipeline LP		140,304	1,174,344
Rattler Midstream LP		17,685	169,069
Shell Midstream Partners LP		25,784	297,547

			3,721,553

DIVERSIFIED MIDSTREAM	5.4%
Energy Transfer LP		168,535	1,056,715
Enterprise Products Partners LP		58,844	1,190,414
MPLX LP		53,694	1,240,868

			3,487,997

		Shares	Value
GATHERING & PROCESSING	3.1%
Crestwood Equity Partners LP		11,062	$228,873
DCP Midstream LP		23,470	469,400
Enable Midstream Partners LP		51,785	275,496
Noble Midstream Partners LP		13,261	153,430
Western Midstream Partners LP		60,443	890,325

			2,017,524

NATURAL GAS PIPELINES	0.5%
Cheniere Energy Partners LP		5,217	204,193
TC PipeLines LP		4,967	147,470

			351,663

TOTAL MASTER LIMITED PARTNERSHIPS (Identified cost—$7,548,683)			9,578,737

PREFERRED SECURITIES—$25 PAR VALUE	8.0%
BANKS	1.2%
Dime Community Bancshares, Inc., 5.50%, Series A(c)		5,287	134,078
Fulton Financial Corp., 5.125%, Series A(c)		4,400	115,412
Signature Bank/New York NY, 5.00%, Series a(c)		6,000	152,640
Wells Fargo & Co., 4.75%, Series Z(c)		12,870	322,008
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(c),(d)		2,807	74,301

			798,439

ELECTRIC	0.6%
SCE Trust V, 5.45% to 3/15/26, Series K(c),(d)		8,800	224,664
Southern Co./The, 4.95%, due 1/30/80, Series 2020		4,785	124,889

			349,553

ELECTRIC—FOREIGN	0.2%
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(c)		4,931	125,543

FINANCIAL	0.6%
DIVERSIFIED FINANCIAL SERVICES	0.4%
Synchrony Financial, 5.625%, Series A(c)		8,490	225,580

INVESTMENT ADVISORY SERVICES	0.1%
Affiliated Managers Group, Inc., 4.75%, due 9/30/60		3,600	94,248

INVESTMENT BANKER/BROKER	0.1%
Morgan Stanley, 5.85% to 4/15/27, Series K(c),(d)		3,177	90,862

TOTAL FINANCIAL			410,690

		Shares	Value
INSURANCE	1.9%
LIFE/HEALTH INSURANCE	0.7%
Athene Holding Ltd., 6.375% to 6/30/25, Series C(c),(d)		5,136	$141,342
Athene Holding Ltd., 4.875%, Series D(c)		3,200	80,000
Brighthouse Financial, Inc., 5.375%, Series C(c)		6,400	164,160
CNO Financial Group, Inc., 5.125%, due 11/25/60		2,000	51,300

			436,802

MULTI-LINE—FOREIGN	0.1%
Aegon Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		3,300	85,965

PROPERTY CASUALTY	0.8%
Assurant, Inc., 5.25%, due 1/15/61		3,200	84,608
Axis Capital Holdings Ltd., 5.50%, Series E(c)		4,400	112,948
Enstar Group Ltd., 7.00% to 9/1/28, Series D(c),(d)		10,325	289,307
Selective Insurance Group, Inc., 4.60%, Series B(c)		2,823	69,869

			556,732

REINSURANCE	0.3%
Arch Capital Group Ltd., 5.45%, Series F(c)		6,824	181,382

TOTAL INSURANCE			1,260,881

INTEGRATED TELECOMMUNICATIONS SERVICES	1.1%
AT&T, Inc., 4.75%, Series C(c)		7,500	190,875
United States Cellular Corp., 5.50%, due 3/1/70		12,400	312,108
United States Cellular Corp., 6.25%, due 9/1/69		7,200	192,744

			695,727

PIPELINES	0.2%
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(c),(d)		6,122	134,806

REAL ESTATE	1.7%
INDUSTRIALS	0.7%
Monmouth Real Estate Investment Corp., 6.125%, Series C(c)		10,700	270,496
Rexford Industrial Realty, Inc., 5.625%, Series C(c)		6,200	164,548

			435,044

NET LEASE	0.2%
Spirit Realty Capital, Inc., 6.00%, Series A(c)		4,350	115,362

		Shares		Value
OFFICE	0.3%
Brookfield Property Partners LP, 5.75%, Series A(c)		8,446		$196,370

RESIDENTIAL—SINGLE FAMILY	0.5%
American Homes 4 Rent, 5.875%, Series G(c)		9,364		242,434
American Homes 4 Rent, 6.25%, Series H(c)		4,769		127,189

				369,623

TOTAL REAL ESTATE				1,116,399

UTILITIES—GAS UTILITIES	0.5%
Sempra Energy, 5.75%, due 7/1/79		4,987		136,145
South Jersey Industries, Inc., 5.625%, due 9/16/79		7,175		183,967

				320,112

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$5,049,793)				5,212,150

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	36.1%
BANKS	6.5%
Bank of America Corp., 6.10% to 3/17/25, Series AA(c),(d)		$180,000		202,780
Bank of America Corp., 5.875% to 3/15/28, Series FF(c),(d)		337,000		373,839
Bank of America Corp., 6.25% to 9/5/24, Series X(c),(d)		228,000		252,428
Bank of America Corp., 6.50% to 10/23/24, Series Z(c),(d)		175,000		199,622
Citigroup, Inc., 5.95% to 5/15/25, Series P(c),(d)		400,000		435,500
Citigroup, Inc., 6.25% to 8/15/26, Series T(c),(d)		352,000		404,254
Citigroup, Inc., 5.00% to 9/12/24, Series U(c),(d)		331,000		344,033
Citigroup, Inc., 4.00% to 12/10/25, Series W(c),(d)		88,000		89,430
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(c),(d)		65,000		72,963
Comerica, Inc., 5.625% to 7/1/25(c),(d)		98,000		108,045
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(a)		200,000		294,600
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(c),(d)		125,000		136,875
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(c),(d)		130,000		139,230
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(c),(d)		95,000		102,695
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(c),(d)		220,000		240,489
Regions Financial Corp., 5.75% to 6/15/25, Series D(c),(d)		50,000		55,969
Truist Financial Corp., 4.95% to 9/1/25, Series P(c),(d)		63,000		68,985
Truist Financial Corp., 5.10% to 3/1/30, Series Q(c),(d)		165,000		186,500
Wells Fargo & Co., 3.90% to 3/15/26(c),(d)		435,000		435,272
Wells Fargo & Co., 7.50%, Series L(c)		47(	†)	67,868

				4,211,377

		Principal Amount	Value
BANKS—FOREIGN	14.3%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(c),(d),(e),(f)		$200,000	$240,288
Banco do Brasil SA/Cayman, 9.00% to 6/18/24, 144A (Brazil)(a),(c),(d),(f)		200,000	223,940
Banco Santander SA, 7.50% to 2/8/24 (Spain)(c),(d),(e),(f)		200,000	219,985
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(c),(d),(e),(f)		200,000	279,432
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(c),(d)		160,000	172,208
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(c),(d),(e),(f)		200,000	210,414
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(c),(d),(f)		200,000	224,350
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(c),(d),(f)		200,000	231,187
Commerzbank AG, 6.125% to 10/9/25 (Germany)(c),(d),(e),(f)		200,000	256,059
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(c),(d),(f)		200,000	221,389
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(c),(d),(f)		400,000	484,469
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)(a),(c),(d),(f)		200,000	211,990
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(c),(d),(e),(f)		400,000	423,696
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(c),(d),(f)		200,000	225,259
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(c),(d),(f)		200,000	218,196
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(c),(d)		200,000	340,500
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(c),(d),(f)		200,000	218,715
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(c),(d),(f)		200,000	226,085
ING Groep N.V., 4.875% to 5/16/29 (Netherlands)(c),(d),(e),(f)		200,000	203,477
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(c),(d),(f)		200,000	216,917
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(c),(d),(f)		200,000	225,000
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(c),(d),(f)		400,000	457,180
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (Australia)(a),(c),(d),(f)		200,000	215,667
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(c),(d),(e),(f)		200,000	304,173
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(c),(d),(f)		200,000	235,244
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(d)		400,000	329,340

		Principal Amount	Value
Societe Generale SA, 5.375% to 11/18/30, 144A (France)(a),(c),(d),(f)		$200,000	$209,000
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(c),(d),(f)		200,000	221,500
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(c),(d),(f)		400,000	440,252
Standard Chartered PLC, 4.75% to 1/14/31, 144A (United Kingdom)(a),(c),(d),(f)		200,000	202,540
Standard Chartered PLC, 7.014% to 7/30/37, 144A (United Kingdom)(a),(c),(d)		200,000	267,500
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(c),(d),(f)		200,000	210,739
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(c),(d),(f)		200,000	216,658
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(c),(e)		183,850	293,525
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(c),(d),(e),(f)		200,000	225,750
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(c),(d),(f)		200,000	219,639

			9,322,263

ELECTRIC	1.0%
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(d)		105,000	119,392
Sempra Energy, 4.875% to 10/15/25(c),(d)		340,000	367,098
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(d)		140,000	148,141

			634,631

ELECTRIC—FOREIGN	0.4%
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(c),(d),(e)		200,000	275,175

FINANCIAL	0.9%
CREDIT CARD	0.1%
Discover Financial Services, 6.125% to 6/23/25, Series D(c),(d)		40,000	45,195

DIVERSIFIED FINANCIAL SERVICES	0.2%
General Motors Financial Co., Inc., 5.70% to 9/30/30, Series C(c),(d)		60,000	67,575
SVB Financial Group, 4.10% to 2/15/31(c),(d)		101,000	102,889

			170,464

INVESTMENT BANKER/BROKER	0.6%
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(c),(d)		176,000	195,511
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(c),(d)		206,000	213,210

			408,721

TOTAL FINANCIAL			624,380

		Principal Amount	Value
INSURANCE	7.8%
LIFE/HEALTH INSURANCE	2.0%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(c),(d)		$240,000	$257,100
MetLife, Inc., 10.75%, due 8/1/39		280,000	476,175
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(c),(d)		290,000	245,775
Voya Financial, Inc., 6.125% to 9/15/23, Series A(c),(d)		265,000	285,537

			1,264,587

LIFE/HEALTH INSURANCE—FOREIGN	0.9%
Legal & General Group PLC, 5.625% to 3/24/31 (United Kingdom)(c),(d),(e),(f)		200,000	302,079
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)(c),(d),(e),(f)		200,000	308,492

			610,571

MULTI-LINE	0.7%
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58(d)		325,000	476,336

MULTI-LINE—FOREIGN	0.4%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(c),(d)		200,000	279,313

PROPERTY CASUALTY	1.9%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(d)		750,000	855,000
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(d)		130,000	135,944
Markel Corp., 6.00% to 6/1/25(c),(d)		130,000	142,919
PartnerRe Finance B LLC, 4.50% to 4/1/30, due 10/1/50(d)		110,000	116,213

			1,250,076

PROPERTY CASUALTY—FOREIGN	1.0%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)(c),(d),(e)		400,000	414,000
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(c),(d)		200,000	217,980

			631,980

REINSURANCE	0.9%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(d)		535,000	560,833

TOTAL INSURANCE			5,073,696

		Principal Amount	Value
INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.3%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(d)		$160,000	$199,044

OIL & GAS—FOREIGN	0.9%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(c),(d)		270,000	288,236
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(c),(d)		305,000	333,151

			621,387

PIPELINES	0.1%
Energy Transfer Operating LP, 7.125% to 5/15/30, Series G(c),(d)		40,000	37,684

PIPELINES—FOREIGN	2.1%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(d)		315,000	348,961
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(d)		350,000	374,876
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(d)		365,000	401,956
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(d)		115,000	123,625
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(d)		100,000	111,356

			1,360,774

REAL ESTATE—RETAIL—FOREIGN	0.8%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(a),(d)		200,000	206,514
Scentre Group Trust 2, 5.13% to 6/24/30, due 9/24/80, 144A (Australia)(a),(d)		300,000	313,080

			519,594

UTILITIES	1.0%
ELECTRIC UTILITIES	0.4%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(d)		235,000	278,241

		Principal Amount	Value
ELECTRIC UTILITIES—FOREIGN	0.6%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(d)		$305,000	$356,620

TOTAL UTILITIES			634,861

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$22,061,263)			23,514,866

		Shares
SHORT-TERM INVESTMENTS	1.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(g)		1,125,007	1,125,007

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,125,007)			1,125,007

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$57,868,916)	100.3%		65,333,488
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)		(163,472)

NET ASSETS	100.0%		$65,170,016

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	209,682	USD	164,572	2/2/21	$597
Brown Brothers Harriman	CAD	211,258	USD	166,929	2/2/21	1,722
Brown Brothers Harriman	EUR	935,754	USD	1,145,522	2/2/21	9,938
Brown Brothers Harriman	EUR	206,380	USD	251,008	2/2/21	556
Brown Brothers Harriman	GBP	655,488	USD	896,059	2/2/21	(2,058)
Brown Brothers Harriman	GBP	241,632	USD	328,453	2/2/21	(2,619)
Brown Brothers Harriman	USD	329,418	CAD	420,940	2/2/21	(236)
Brown Brothers Harriman	USD	1,385,900	EUR	1,142,134	2/2/21	137
Brown Brothers Harriman	USD	288,426	GBP	213,275	2/2/21	3,793
Brown Brothers Harriman	USD	938,502	GBP	683,845	2/2/21	(1,532)
Brown Brothers Harriman	CAD	424,507	USD	332,212	3/2/21	213
Brown Brothers Harriman	EUR	1,115,469	USD	1,354,280	3/2/21	(223)
Brown Brothers Harriman	GBP	677,543	USD	929,918	3/2/21	1,453

						$11,741

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	Great British Pound
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(†)	Represents shares.
(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $6,820,271 which represents 10.5% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non-income producing security.
(c)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(d)	Security converts to floating rate after the indicated fixed-rate coupon period.
(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $3,956,545 which represents 6.1% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $8,529,761 or 13.1% of the net assets of the Fund.

(g)	Rate quoted represents the annualized seven-day yield.

Country Summary	% of Net Assets
United States	57.5
United Kingdom	9.3
Canada	6.3
France	5.4
Australia	3.7
Netherlands	2.5
Switzerland	2.3
Japan	2.0
Spain	1.2
Germany	1.2
China	1.2
Hong Kong	1.0
Italy	0.8
Brazil	0.8
South Africa	0.7
Singapore	0.6
Sweden	0.5
Other	3.0

100.0

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Airports—Foreign	$295,173	$—	$295,173	$—
Communications	1,212,219	1,007,235	204,984	—
Consumer Staples	450,756	337,955	112,801	—
Consumer—Non-Cyclical	917,083	842,846	74,237	—
Electric—Foreign	587,684	141,135	446,549	—
Energy	3,487,088	2,012,353	1,474,735	—
Industrials	387,186	346,560	40,626	—
Marine Ports—Foreign	193,094	—	193,094	—
Materials	2,988,979	1,643,051	1,345,928	—
Railways—Foreign	31,987	—	31,987	—
Real Estate	10,303,598	5,626,143	4,677,455	—
Toll Roads—Foreign	759,812	—	759,812	—
Water Utilities—Foreign	288,368	—	288,368	—
Other Industries	3,999,701	3,999,701	—	—
Master Limited Partnerships and Related Companies	9,578,737	9,578,737	—	—
Preferred Securities—$25 Par Value	5,212,150	5,212,150	—	—
Preferred Securities—Capital Securities:
Banks	4,211,377	67,868	4,143,509	—
Other Industries	19,303,489	—	19,303,489	—
Short-Term Investments	1,125,007	—	1,125,007	—

Total Investments in Securities(a)	$65,333,488	$30,815,734	$34,517,754	$—

Forward Foreign Currency Exchange Contracts	$18,409	$—	$18,409	$—

Total Derivative Assets(a)	$18,409	$—	$18,409	$—

Forward Foreign Currency Exchange Contracts	$(6,668)	$—	$(6,668)	$—

Total Derivative Liabilities(a)	$(6,668)	$—	$(6,668)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Banks
Balance as of October 31, 2020	$134,813
Transfer out of Level 3(a)	(136,875)
Change in unrealized appreciation (depreciation)	2,062

Balance as of January 31, 2021	$—

(a)	Transfer from Level 3 to Level 2 was a result of the availability of a pricing source supported by observable inputs.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The change in unrealized appreciation (depreciation) attributable to securities owned on January 31, 2021 which were valued using significant unobservable inputs (Level 3) amounted to $2,062.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended January 31, 2021:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$1,958,419